Inventories - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventory [Line Items]
Balance at beginning of period	$ 8,221	$ 11,210
Balance at end of period	10,948	8,221
Accumulated impairment
Disclosure Of Inventory [Line Items]
Balance at beginning of period	(1,523)	(1,324)
Additions	765	969
Reversal	(349)	(432)
Use of provision	(436)	391
Effect of translation	(72)	53
Balance at end of period	$ (1,431)	$ (1,523)